Wireless Licenses, Goodwill and Other Intangible Assets - Carrying Amount of Wireless Licenses (Detail) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Wireless licenses	$ 94,237	$ 94,130